Warrants and Options (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 19, 2023	Sep. 30, 2024	Dec. 31, 2023	Jan. 10, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants				1,656,050
Warrant price per share			$ 2.79
Warrants, expenses			$ 39,444
Share price			$ 202,638
Officers Director and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, expenses		$ 6,734,614
Share based compensation, grants		5,555,000
Share-based payment arrangement, expense		$ 6,202,291
PIPE Agreement [Member] | Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share	$ 1.00
Issuance of common stock warrants	$ 8,631,574
Warrant price per share	$ 0.125
PIPE Agreement [Member] | One Common Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable	4,315,787
PIPE Agreement [Member] | Two Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable	4,315,787
Investor Relationship Consulting Agreements [Member] | Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock warrants			1,000,000
Warrants, expenses			$ 364,960
Five Employment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, grants			400,000
Vesting exercise peried			5 years
Director Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting exercise peried			3 years
Exercise Price			$ 0.46
Options			50,000
Nine Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, expenses		$ 6,585,000
Share based compensation, grants		5,120,000
Share-based payment arrangement, expense		$ 10,637,862
Minimum [Member] | Officers Director and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 1.06
Minimum [Member] | Investor Relationship Consulting Agreements [Member] | Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 1.00
Minimum [Member] | Five Employment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price			0.49
Minimum [Member] | Nine Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting exercise peried		5 years
Exercise Price		$ 1.00
Maximum [Member] | Officers Director and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 2.01
Maximum [Member] | Investor Relationship Consulting Agreements [Member] | Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			1.40
Maximum [Member] | Five Employment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price			$ 1.13
Maximum [Member] | Nine Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting exercise peried		10 years
Exercise Price		$ 2.37
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants			2,260,000
Convertible Note Warrants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 1.00
Convertible Note Warrants [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 2.79